Performance B.7. Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Basic and Diluted
Net profit (loss) attributable to equity holders from continuing operations		$ 64		$ 618		$ (284)
Net profit (loss) attributable to equity holders from discontinued operations		113		(28)		(60)
Net profit (loss) attributable to all equity holders to determine the profit (loss) per share		177		590		(344)
Net profit (loss) attributable to equity holders from continuing operations		64		618		(284)
Net profit (loss) attributable to equity holders from discontinued operations		113		(28)		(60)
Net profit (loss) attributable to all equity holders to determine the profit (loss) per share		$ 177		$ 590		$ (344)
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Weighted average number of ordinary shares for basic and diluted earnings per share (in shares)		139,049		128,571		128,625
Potential shares as a result of long term incentive plans (in shares)		640		549		355
Weighted average number of ordinary shares (excluding treasury shares) adjusted for the effect of dilution (in shares)		139,690		129,120		128,980
Basic
Earnings (loss) per common share for profit (loss) from continuing operations attributable to owners of the Company (in dollars per share)		$ 0.46	[1]	$ 4.81		$ (2.21)
Earnings (loss) per common share for profit (loss) from discontinued operations attributable to owners of the Company (in dollars per share)		0.81	[1]	(0.22)		(0.47)
Earnings (loss) per common share for profit (loss) for the period attributable to owners of the Company (in dollars per share)	[2]	1.27	[1]	4.59	[3]	(2.68)	[3]
Diluted
Earnings (loss) per common share for profit (loss) from continuing operations attributable to owners of the Company (in dollars per share)		0.46		4.79		(2.20)
Earnings (loss) per common share for profit (loss) from discontinued operations attributable to owners of the Company (in dollars per share)		0.81		(0.22)		(0.47)
Earnings (loss) per common share for profit (loss) for the period attributable to owners of the Company (in dollars per share)	[2]	$ 1.27	[1]	$ 4.57	[3]	$ (2.67)	[3]

[1]	Tigo Guatemala is fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details. As a result, numbers might not be directly comparable with previous years' figures.
[2]	2021 and 2020 comparatives have been restated as a result of the completion of the rights offering (see note B.7.).
[3]	Re-presented for discontinued operations (see note A.4.)